Prepaid Charter Revenue	6 Months Ended
Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue

4. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012 comprise (a) the unamortized balance of an asset associated with the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel”, “APL Garnet” and “Hanjin Malta”, which were acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements, and (b) a deferred asset resulting from the charter agreements of the vessels “Cap Domingo” and “Cap Doukato” providing for varying charter rates over their term, for which revenue is recognized on a straight-line basis at their average rates.

As at June 30, 2013, and December 31, 2012 the balance of the account was analyzed as follows:

Description	June 30, 2013	December 31, 2012
Prepaid charter revenue	$28,586	$29,796
Deferred asset from varying charter rates	161	122
Total	$28,747	$29,918

In March 2013, the vessel “Hanjin Malta” was delivered to the Company (Note 3) and was chartered back to her sellers. As a result, an asset of $8,500 was recognized as prepaid charter revenue, in addition to the asset of $42,000 recognized in 2012 for the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel” and “APL Garnet”. As of June 30, 2013 and December 31, 2012 the balance of the respective asset, net of accumulated amortization of $21,914 and $12,204, was $28,586 and $29,796, respectively. The amortization to revenues for the six months ended June 30, 2013 and 2012 was $9,710 and $4,926, respectively, and is included in Time charter revenues, net of prepaid charter revenue amortization in the accompanying unaudited interim consolidated statements of operations.

The expected aggregate amortization of the prepaid charter revenue from vessel acquisitions with time-charter attached for each of the succeeding years is as follows:

Period	Amount
Year 1	$16,431
Year 2	$9,418
Year 3	$2,737